Summary of Significant accounting Policies (Details Narrative) (10-K)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($)	Oct. 02, 2019 USD ($)
Cash equivalents
Allowance for doubtful accounts		78,530		78,530	27,097
Prepaid expenses		520,800		$ 20,800	12,025
Barter credits, description				The credits, which expire in March 2023, are valued at the lower of the Company's cost of market value of the inventory transferred. Under the terms of the barter agreement, the Company is required to pay cash equal to a negotiated amount of the bartered advertising and use the barter credits to pay the balance. These credits are charged to expense as they are used. The Company expects to begin using the advertising credits beginning in June 2021.
Inventory delivered in exchange for future advertising credits	$ 249,560
Research and development		3,004	$ 4,264	$ 15,266	18,700
Advertising expenses				451,265	255,897
Operating lease, right-of-use asset		$ 29,000		$ 39,000		$ 74,000
Operating lease liabilities						$ 74,000
Measurement Input, Exercise Price [Member]
Embedded derivative liability measurement input		.0895		0.057	0.116
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Embedded derivative liability measurement input		0.08		0.08	0.08
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Embedded derivative liability measurement input		0.09		2.71	2.71
Measurement Input, Expected Term [Member]
Long-term debt, term		1 year
Measurement Input, Expected Term [Member] | Maximum [Member]
Long-term debt, term				1 year	1 year
Prepaid Advertising and Other [Member]
Barter credits				$ 20,800
Prepaid Advertising [Member]
Barter credits				228,760
Professional and Advertising [Member]
Prepaid expenses				$ 249,560	$ 12,025